Valuation and Qualifying Accounts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Allowance for doubtful accounts
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 25,873	¥ 25,440	¥ 48,663
Beginning adjustment	6,621		(25,114)
Additions	12,133	9,006	7,112
Deductions	(8,115)	(6,908)	(5,532)
Other	1,313	(1,665)	311
Balance at end of period	37,825	25,873	25,440
Valuation allowance - Deferred tax assets
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	608,243	723,114	899,835
Additions	41,816	53,245	116,938
Deductions	(379,661)	(161,547)	(309,226)
Other	5,984	(6,569)	15,567
Balance at end of period	¥ 276,382	¥ 608,243	¥ 723,114